EMPLOYEE BENEFIT PLANS (Details 15) - Banistmo [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Line Items]
Discount rate Value	3.00%	3.10%
Discount rate [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (269)
Effect on DBO Decrease	$ 357
Discount rate [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	3.50%
Discount rate [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	2.50%
Mortality Table [Member]
Disclosure of employee benefit plans [Line Items]
Effect on DBO Increase	$ 207
Mortality Table [Member] | Pension plans [Member]
Disclosure of employee benefit plans [Line Items]
Mortality Table Value	RP-2000
Mortality Table (Increase/Decrease)	One year increase in life expectancy